Vessels, Net, Acquisitions and Advances for Vessels Acquisitions (Details) - USD ($) $ in Thousands										11 Months Ended	12 Months Ended
	Jun. 09, 2023	May 05, 2023	Feb. 07, 2023	Dec. 28, 2022	Dec. 12, 2022	Sep. 24, 2022	Sep. 01, 2022	Aug. 30, 2022	Jul. 11, 2022	Dec. 31, 2022	Dec. 31, 2023	Aug. 29, 2023	Feb. 28, 2023	Feb. 10, 2023
Vessels, Net [Abstract]
Advances for vessels acquisitions from related parties										$ 12,688	$ 0
Gain on sale of vessel, net										36,095	11,804
Exelixsea [Member]
Vessels, Net [Abstract]
Gross purchase price	$ 17,815
Financing amount												$ 15,000
Oasea [Member]
Vessels, Net [Abstract]
Gross purchase price			$ 19,500
Cretansea [Member]
Vessels, Net [Abstract]
Gross purchase price			$ 19,675
Goodship [Member]
Vessels, Net [Abstract]
Gross purchase price				$ 17,500
Financing amount														$ 7,000
Advances for vessels acquisitions from related parties				6,125
Tradership [Member]
Vessels, Net [Abstract]
Gross purchase price				18,750
Financing amount													$ 8,200
Advances for vessels acquisitions from related parties				$ 6,563
Parosea [Member]
Vessels, Net [Abstract]
Gross purchase price									$ 20,250
Sales price						$ 31,250
Gain on sale of vessel, net						9,215
Bluesea [Member]
Vessels, Net [Abstract]
Gross purchase price									20,250
Sales price						31,250
Gain on sale of vessel, net						$ 9,175
Minoansea [Member]
Vessels, Net [Abstract]
Gross purchase price									19,000
Deduction to purchase price								$ (25)
Sales price					$ 39,000
Gain on sale of vessel, net					$ 17,705
Epanastasea [Member]
Vessels, Net [Abstract]
Gross purchase price									20,000
Deduction to purchase price							$ (181)
Below-market time charter									$ 146
Sales price		$ 37,500
Gain on sale of vessel, net		$ 11,804
Capitalized Expenditures Related to Acquisition Costs [Member]
Vessels, Net [Abstract]
Gross purchase price										1,208	635
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Gross purchase price										$ 0	$ 1,176